Securities - Summary of Allowance for Losses measured at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2020	Jul. 31, 2020
Barbados U.S. Dollar [Member]
Disclosure of financial assets [line items]
Expected credit losses of denominated securities	$ 8	$ 8
Stage 3 [member] | Debt securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Provisions for credit loss	$ 1	$ 14